NATURE AND DESCRIPTION OF BUSINESS (Details Narrative)	Dec. 31, 2024
Yerbae L L C [Member] | Yerbae Brands Corp [Member]
Ownership percentage	100.00%	[1]

[1]	Yerbaé LLC is a wholly-owned subsidiary of Yerbaé Brands Co.